Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012 Pfizer		Dec. 31, 2011 Pfizer	Dec. 31, 2010 Pfizer
Shares
Outstanding beginning balance (in shares)	0		19,617,000		17,779,000	15,682,000
Transferred (in shares)			2,481,000	[1]
Granted (in shares)	2,928,422		4,023,000		3,196,000	2,723,000
Exercised (in shares)			(1,382,000)
Forfeited (in shares)	(13,491)		(5,000)		(11,000)	(6,000)
Canceled (in shares)			(1,762,000)		(1,347,000)	(620,000)
Outstanding ending balance (in shares)	2,914,931		22,972,000		19,617,000	17,779,000
Exercisable (in shares)	0
Vested and expected to vest (in shares)			22,440,000	[2]
Exercisable (in shares)			12,329,000
Weighted-average Exercise Price Per Share
Outstanding beginning balance (in dollars per share)	$ 0		$ 24.40		$ 26.67	$ 28.47
Transferred (in dollars per share)			$ 24.40	[1]
Granted (in dollars per share)	$ 26.00		$ 21.07		$ 18.97	$ 17.61
Exercised (in dollars per share)			$ 14.94
Forfeited (in dollars per share)	$ 26.00		$ 21.03		$ 18.90	$ 17.47
Canceled (in dollars per share)			$ 36.66		$ 41.60	$ 32.39
Outstanding ending balance (in dollars per share)	$ 26.00		$ 23.44		$ 24.40	$ 26.67
Exercisable (in dollars per share)	$ 0
Vested and expected to vest (in dollars per share)			$ 23.54	[2]
Exercisable (in dollars per share)			$ 26.83
Outstanding, Weighted-average Remaining Contractual Term	9 years 10 months		5 years 4 months 24 days
Vested and expected to vest, Weighted-average Remaining Contractual Term			5 years 3 months 18 days	[2]
Exercisable, Weighted-average Remaining Contractual Term	0 years
Exercisable, Weighted-average Remaining Contractual Term			3 years
Outstanding, Aggregate Intrinsic Value	$ 22	[3]	$ 80	[4]
Vested and expected to vest, Aggregate Intrinsic Value			77	[2],[4]
Exercisable, Aggregate Intrinsic Value		[3]
Exercisable, Aggregate Intrinsic Value			$ 19	[4]

[1]	Represents stock options outstanding as of December 31, 2011 for certain Pfizer employees transferred to Zoetis in 2012.
[2]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[3]	Market price of underlying Zoetis common stock less exercise price.
[4]	Market price of underlying Pfizer common stock less exercise price.